Revenue from Contract with Customers (Details) - Schedule of Revenue from Contract with Customers - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Types of services:
Subscription Income	$ 13,930,887
Carriage/Placement fees	3,406,204
Advertisement Income	1,413,553
Telemedicine service charges		50,630
Activation Installation Fees	257,540
Total Revenue from customers	19,008,184	50,630
Timing of revenue recognition
Product transferred at point in time
Services transferred over time	19,008,184	50,630
Total	$ 19,008,184	$ 50,630